Intangible Assets - Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020		Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 28,293	$ 37,863
Additions/Adjustments	211	(2,310)
Amortisation expense	(458)	(589)
Impairment	(3,333)	(8,413)		$ (7,892)
Foreign exchange movements	(1,864)
Reclassification		(50)
Ending balance	22,849	28,293		37,863
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,320
Additions/Adjustments			[1]
Amortisation expense
Impairment		(2,480)
Foreign exchange movements
Reclassification
Ending balance				2,320
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,662	25,075
Additions/Adjustments		(2,310)	[1]
Amortisation expense	(442)	(589)
Impairment		(2,037)
Foreign exchange movements	(2,006)
Reclassification
Ending balance	19,214	21,662		25,075
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,631	10,205
Additions/Adjustments
Amortisation expense
Impairment	(3,333)	(3,694)
Foreign exchange movements	145
Reclassification
Ending balance	3,443	6,631		10,205
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		263
Additions/Adjustments	211
Amortisation expense	(16)
Impairment		(202)
Foreign exchange movements	(3)
Reclassification		(50)
Ending balance	$ 192			$ 263

[1]	During the prior year, a financial liability relating to a shareholder loan on the balance sheet of Frederick's of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.